EXPLANATORY NOTE

These materials provide, in interactive data format using the eXtensible Business Reporting Language, information included in a supplement dated July 13, 2012 and electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended (“1933 Act”) (SEC Accession No. 0001104659-12-048937) to the definitive versions of the Registrant’s prospectus and Statement of Additional Information regarding the Class A Shares of the Emerging Markets Debt Fund, dated September 30, 2011, and electronically filed with the SEC pursuant to Rule 485(b) under the 1933 Act on September 28, 2011 (SEC Accession No. 0001104659-11-053836).